Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	48 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000154799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Active Advantage Fund
C000133465
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Low Volatility Fund
C000226669
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Unconstrained Fund
Without Sales Load [Member] | C000154799
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.91%)	3.33%		5.40%	4.85%
Without Sales Load [Member] | C000133465
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.61%)	3.10%		6.66%		6.61%
Without Sales Load [Member] | C000226669
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.91%)	2.58%	2.29%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(1.97%)	8.25%		18.59%	12.45%
Morningstar LSTA U.S. Leveraged Loan 100 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan 100 Index
Average Annual Return, Percent	2.94%	7.06%		7.72%		4.63%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.37%)	4.88%	(0.89%)
Morningstar LSTA U.S. Leveraged Loan 100 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan 100 Index
Average Annual Return, Percent	2.94%	7.06%	5.88%